Prepayments And Other Receivables - Summary of Prepayments And Other Receivables (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Prepaid Expense, Current [Abstract]
Prepayments to CRO vendors	¥ 79,568	$ 12,486	¥ 83,140
Prepayments for other services	906	142	2,550
Prepayments to an affiliate (Note 23)	8,079	1,268
Receivables due from an affiliate (Note 23)			21,212
Value-added tax recoverable	89,578	14,057	63,664
Rental deposits	616	97	1,766
Interest receivables			236
Others	12,077	1,894	22,899
Total	¥ 190,824	$ 29,944	¥ 195,467